Income Taxes - Provision for income taxes (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax provision:
Non-US		$ (29)	$ 102
Income Tax Expense (Benefit), Total	$ (71)	$ (29)	$ 102